PREPAID EXPENSES AND ACCOUNTS RECEIVABLE	12 Months Ended
Nov. 30, 2013
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE [Text Block]	NOTE 6 – PREPAID EXPENSES AND ACCOUNT RECEIVABLE
	Year ended
	November 30,
	2013	2012
VAT	$22,877	$15,441
Prepaid expenses	12,765	12,808
Other receivables	1,256	-

	$36,908	$28,249